INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2021
Schedule of components of pre-tax loss

	2021	2020
United States	$(12,308,488)	$(15,334,965)
Switzerland	(19,028,973)	(8,835,206)
Total loss before tax	$(31,337,461)	$(24,170,171)

Schedule of principal reasons for the difference between the effective tax rate and the Federal statutory income tax rate

	2021	2020
US federal statutory income tax rate	21.00%	21.00%
State and local income taxes, net of Federal benefit	0.31%	0.02%
Non-Deductible expenses	(0.54)%	(10.51)%
Credits	0.39%	0.23%
Foreign rate differential	(0.61)%	(0.36)%
Valuation allowance	(20.56)%	(10.39)%
Effective income tax rate	0.00%	0.00%

Schedule of components of the provision for income taxes

	2021	2020
Current
Federal	$—	$—
State	1,400	830
Foreign	—	—
Total current tax provision	1,400	830
Deferred
Federal	—	—
State	—	—
Foreign	—	—
Total deferred tax provision	—	—
Total provision for income taxes	$1,400	$830

Schedule of components of the deferred tax asset

	2021	2020
Deferred tax assets
Net operating loss carryforwards	$10,905,027	$4,796,086
Accrued expense	425,447	114,117
Credits	167,053	102,705
Operating lease liabilities	228,393	224,047
Other	139,161	153,924
Gross deferred tax assets	11,865,081	5,390,879
Less: valuation allowance	(11,405,336)	(5,114,407)
Net deferred tax assets	459,745	276,472
Deferred tax liabilities
Depreciation and amortization	(88,716)	(40,046)
Right of use assets	(213,786)	(209,608)
Other	(157,243)	(26,819)
Total deferred tax assets, net of valuation allowance	$—	$—

Schedule of activity related to the unrecognized tax benefits

Unrecognized
Tax Benefits
Balance as of December 31, 2020	$881,796
Increase related to prior year tax positions	13,281
Decrease related to prior year tax positions	(17,656)
Increase related to current year tax positions	30,675
Decrease related to lapsing status of limitation	—
Balance as of December 31, 2021	$908,095
Interest balance as of December 31, 2021	—
Penalties as of December 31, 2021	—